Commitments, contingencies and legal proceedings - Contractual obligations (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Within 1 year
Contractual obligations
Purchase obligations	€ 2,538	€ 3,630
Leases commitments	9	0
1-5 years
Contractual obligations
Purchase obligations	697	767
Leases commitments	86	54
More than 5 years
Contractual obligations
Purchase obligations	3	14
Leases commitments	€ 573	€ 570